WBI BullBear Quality 3000 ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Capital Goods - 16.2%
3M Co.	6,500	$888,550
Fastenal Co.	5,497	392,596
General Electric Co.	1,870	352,645
HEICO Corp.	2,714	709,657
Howmet Aerospace, Inc.	7,586	760,496
Lennox International, Inc.	557	336,589
Lockheed Martin Corp.	677	395,747
Parker- Hannifin Corp.	621	392,360
Quanta Services, Inc.	2,718	810,372
Trane Technologies PLC	896	348,302
United Rentals, Inc.	927	750,620
W.W. Grainger, Inc.	378	392,670
		6,530,604

Commercial & Professional Services - 5.0%
Broadridge Financial Solutions, Inc.	4,042	869,151
Equifax, Inc.	2,592	761,685
Paychex, Inc.	2,968	398,276
		2,029,112

Consumer Discretionary Distribution & Retail - 5.8%
Carvana Co. (a)	4,659	811,178
Coupang, Inc. (a)	13,903	341,319
MercadoLibre, Inc. (a)	380	779,745
TJX Cos., Inc.	3,343	392,936
		2,325,178

Consumer Durables & Apparel - 1.0%
Lennar Corp. - Class A	2,112	395,958

Consumer Services - 1.9%
Starbucks Corp.	7,729	753,500

Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	893	791,663

Energy - 1.0%
Diamondback Energy, Inc.	2,299	396,348

Financial Services - 12.8%
American Express Co.	1,277	346,322
Blackstone, Inc.	5,566	852,322
Charles Schwab Corp.	14,187	919,459
Corpay, Inc. (a)	1,120	350,291
Fiserv, Inc. (a)	3,972	713,570
MSCI, Inc.	602	350,924
S&P Global, Inc.	1,567	809,544
Tradeweb Markets, Inc. - Class A	6,613	817,830
		5,160,262

Food, Beverage & Tobacco - 2.7%
Coca-Cola Co.	5,461	392,427
Philip Morris International, Inc.	5,867	712,254
		1,104,681

Household Products & Personal Products - 1.0%
Procter & Gamble Co.	2,270	393,164

Health Care Equipment & Services - 4.1%
Cigna Group	2,476	857,785
ResMed, Inc.	3,321	810,723
		1,668,508

Materials - 2.0%
Sherwin-Williams Co.	2,078	793,110

Media & Entertainment - 7.0%
Electronic Arts, Inc.	6,272	899,656
Meta Platforms, Inc. - Class A	695	397,846
Netflix, Inc. (a)	554	392,935
ROBLOX Corp. - Class A (a)	17,778	786,854
Spotify Technology SA (a)	913	336,468
		2,813,759

Pharmaceuticals, Biotechnology & Life Sciences - 6.5%
AbbVie, Inc.	4,122	814,013
Alnylam Pharmaceuticals, Inc. (a)	2,744	754,682
Illumina, Inc. (a)	5,313	692,868
Waters Corp. (a)	965	347,294
		2,608,857

Semiconductors & Semiconductor - 2.0%
Lam Research Corp.	1,008	822,609

Semiconductors & Semiconductor Equipment - 2.1%
QUALCOMM, Inc.	4,947	841,237

Software & Services - 14.0%
Fair Isaac Corp. (a)	414	804,617
Intuit, Inc.	1,342	833,382
MongoDB, Inc. (a)	2,600	702,910
Palantir Technologies, Inc. - Class A (a)	21,414	796,601
Palo Alto Networks, Inc. (a)	2,677	914,999
Salesforce, Inc.	3,277	896,948
Tyler Technologies, Inc. (a)	1,224	714,473
		5,663,930

Technology Hardware & Equipment - 4.0%
Apple, Inc.	3,985	928,505
Arista Networks, Inc. (a)	896	343,903
Motorola Solutions, Inc.	774	348,013
		1,620,421

Telecommunication Services - 0.9%
T-Mobile US, Inc.	1,705	351,844
TOTAL COMMON STOCKS (Cost $36,245,614)		37,064,745

EXCHANGE TRADED FUNDS - 5.0%	Shares	Value
First Trust Senior Loan ETF	6,133	281,443
Invesco Senior Loan ETF	6,343	133,266
iShares 0-5 Year TIPS Bond ETF	2,185	221,384
iShares Fallen Angels USD Bond ETF	11,316	309,380
JPMorgan Ltd. Duration Bond ETF	5,486	286,095
VanEck IG Floating Rate ETF	12,189	310,454
Vanguard Short-Term Inflation-Protected Securities ETF	3,414	168,344
WisdomTree Trust WisdomTree Interest Rate Hedged US Aggregate Bond Fund	13,869	310,943
TOTAL EXCHANGE TRADED FUNDS (Cost $2,022,850)		2,021,309

TOTAL INVESTMENTS - 97.0% (Cost $38,268,464)		39,086,054
Money Market Deposit Account - 1.3% (b)		516,898
Other Assets in Excess of Liabilities - 1.7%		693,401
TOTAL NET ASSETS - 100.0%		$40,296,353

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS") was developed by and/or is the exclusive property of MSCI, Inc. (MSCI) and Standard & Poors Financial Services LLC (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA Sociedad Annima

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the MMDA) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 2.87%.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

WBI BullBear Quality 3000 ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Funds securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,064,745	$	$	$37,064,745
Exchange Traded Funds	2,021,309			2,021,309
Total Investments	$39,086,054	$	$	$39,086,054

Refer to the Schedule of Investments for further disaggregation of investment categories.